Financial assets and liabilities (Details) - ARS ($)	Dec. 31, 2023	May 03, 2023	Feb. 17, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current trade and other receivables	$ 154,597,455,000			$ 131,784,373,000
Current trade And Other Receivables	161,319,804,000			136,736,863,000
Current trade And Other Receivables	161,280,356,000			136,683,090,000
Allowance for doubtful accounts	39,448,000			(53,773,000)
Non-current trade and other receivables		$ 81,516,000	$ 25,171,582,000
Trade Receivables-CAMMESA
Statement [Line Items]
Non-current trade and other receivables	154,578,344,000			131,048,305,000
Current trade And Other Receivables	137,369,492,000			98,866,203,000
Trade Receivables-YPF SA and Energia Electrica SA
Statement [Line Items]
Current trade And Other Receivables	2,741,707,000			2,298,244,000
Trade Receivables-Large users
Statement [Line Items]
Current trade And Other Receivables	9,180,837,000			6,679,940,000
Trade receivables - Forest clients
Statement [Line Items]
Current trade And Other Receivables	1,991,075			1,869,533,000
Receivables from Associates and Other Related Parties
Statement [Line Items]
Current trade And Other Receivables	0			181,000
Other Receivables
Statement [Line Items]
Current trade And Other Receivables	10,036,693,000			27,022,762,000
Receivables from Shareholders
Statement [Line Items]
Non-current trade and other receivables	19,068,000			735,934,000
Guarantee Deposits
Statement [Line Items]
Non-current trade and other receivables	$ 43,000			$ 134,000